Related Party Balances And Transactions - Additional Information (Detail) - Shareholder [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenue from related party	$ 749	$ 794	$ 1,151	$ 1,226	$ (12,014)	$ 1,002	$ 51
Revenue to be recognized in the future non current related party	3,473		3,473		3,473	3,500	1,300
Trade Accounts Receivable [Member]
Related Party Transaction [Line Items]
Trade receivables from related party current	$ 549		$ 549		$ 1,146	$ 1,043	$ 35